UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

790 E. Colorado Blvd., 9th Floor
Pasadena, California 91101
(Address of principal executive offices) (Zip code)

Glenn S. Freed
Vericimetry Advisors LLC
790 E. Colorado Blvd., 9th Floor
Pasadena, California 91101
(Name and address of agent for service)

Registrant's telephone number, including area code: (818) 813-1351

Date of fiscal year end: September 30
Date of reporting period: September 30, 2015

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Annual Report

September 30, 2015

Vericimetry Funds

TABLE OF CONTENTS
September 30, 2015

Letter to Shareholders	1
Manager’s Discussion and Analysis	2
Performance Summary	3
Schedule of Investments	4
Financial Statements	19
Financial Highlights	22
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm	28
Expense Example	29
Other Information	30
Trustees and Officers	31

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds

LETTER TO SHAREHOLDERS
September 30, 2015 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the fiscal year ended September 30, 2015.

Vericimetry Advisors, LLC is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced index strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation through its principal investment strategies of investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to-market, price-to-earnings, price-to-sales or price-to-operating cash flow.(1)

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely

Dr. Glenn S. Freed and Dr. Mendel Fygenson

Co-Chief Executive Officers

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

(1)

Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry Funds

MANAGER’S DISCUSSION AND ANALYSIS
September 30, 2015 (Unaudited)

The following overview presents results from the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the fiscal year ending on September 30, 2015. The Fund seeks to deliver the long side of the size and value risk premiums in U.S. securities through a well-diversified portfolio. As an enhanced index strategy, the Fund’s secondary objective is to outperform its benchmark – the Russell 2000 Value Index (the “Benchmark”). The outcomes of this fiscal year demonstrate management’s commitment to the Fund’s mandated strategy and its stated investment philosophy. Please note that returns mentioned in the summary below, for both the Fund and for the indices, include both price appreciation/depreciation and reinvestment of dividends.

For the fiscal year ended September 30, 2015, the Fund had positive returns on an absolute basis for two out of the four fiscal quarters and it outperformed the Benchmark for three out of the four fiscal quarters. Overall, the Fund’s fiscal-year annualized return was a negative 1.10% versus the Benchmark’s negative return of 1.60%. For most of the year, the Fund was almost fully invested and had a well-diversified portfolio, with well over 1,000 equity holdings.

Examining the returns of different segments of the U.S. equity markets over this fiscal year provides additional information (shown below). The broad market had a small negative return, as illustrated by the Russell 3000 Index. Small cap stocks, represented by the Russell 2000 Indices, had higher returns than large cap stocks, represented by the Russell 1000 Indices. Given the Fund’s greater exposure to the smaller cap segment of the market, this size differential had a positive impact on the Fund’s returns. Value stocks, on the other hand, underperformed growth stocks within all sizes, as illustrated by the various Russell indices. Thus, the value differential, which the Fund seeks to deliver through a multifactor approach, had a negative impact on the Fund’s returns.

The Fund’s outperformance of its Benchmark can be mainly attributed to sector weighting differentials. The Fund’s performance relative to the Benchmark was helped by the Fund’s greater weighting in Financials, excluding REITs, and Consumer Discretionary stocks and was hurt from the Fund’s greater weighting in Energy and Materials stocks.

The Benchmark’s return was enhanced by utility stocks, which as a group had a relatively strong return during this fiscal year. By design, the Fund does not invest in utility stocks due to the regulated nature of the industry, which we believe diminishes the risk and return profile.

Returns for the Fiscal Year Ended September 30, 2015

Russell 3000® Index (broad market)	-0.50%
Russell 1000® Index (large cap)	-0.62%
Russell 2000® Index (small cap)	1.25%
Russell Microcap® Index (microcap)	1.66%
Russell 2000® Value Index	-1.60%
Russell 2000® Growth Index	4.05%
Russell Microcap® Value Index	-0.78%
Russell Microcap® Growth Index	3.54%

Source: Russell Investment Group

Vericimetry Funds

PERFORMANCE SUMMARY (Unaudited)
September 30, 2015

Comparison of a Hypothetical $10,000 Investment
in the Vericimetry U.S. Small Cap Value Fund and the Russell 2000 Value Index*

Total Returns For the periods ended September 30, 2015
	One Year	Average Annual Since Inception **
Vericimetry U.S. Small Cap Value Fund	-1.10%	13.67%
Russell 2000 Value Index*	-1.60%	10.77%

*

The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

**	Commencement of operations for the Vericimetry U.S. Small Cap Value Fund was December 27, 2011.

The Fund’s net expense ratio of 0.60% and gross expense ratio of 0.72% are reflective of the information disclosed in the Fund’s prospectus dated January 30, 2015 and may differ from the expense ratios disclosed in this report. The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through January 31, 2016 in order to keep the Fund’s net annual operating expenses (excluding certain non-operating expenses) from exceeding 0.60% of its average daily net assets. Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Fund shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-855-755-7550. Please read prospectus carefully before investing.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s results as shown are net of fees.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS
As of September 30, 2015

	Number of Shares	Value
COMMON STOCKS – 96.9%
BASIC MATERIALS – 2.9%
A Schulman, Inc.	9,750	$316,583
Aceto Corp.	3,765	103,349
AK Steel Holding Corp.*, 1	9,000	21,690
Alcoa, Inc.	37,970	366,790
Allegheny Technologies, Inc.[1]	1,600	22,688
Axiall Corp.	9,100	142,779
Cabot Corp.	500	15,780
Century Aluminum Co.*, 1	17,000	78,200
Chemtura Corp.*	800	22,896
China XD Plastics Co., Ltd.*	13,767	57,546
Clearwater Paper Corp.*	700	33,068
Coeur Mining, Inc.*, 1	17,900	50,478
Commercial Metals Co.	30,400	411,920
Domtar Corp.[1]	3,000	107,250
Friedman Industries, Inc.[1]	1,000	6,000
H.B. Fuller Co.	2,000	67,880
Hawkins, Inc.[1]	1,790	68,915
Hecla Mining Co.[1]	31,500	62,055
Horsehead Holding Corp.*, 1	9,200	27,968
Innophos Holdings, Inc.	600	23,784
Kaiser Aluminum Corp.[1]	9,613	771,443
KMG Chemicals, Inc.	7,231	139,486
Koppers Holdings, Inc.	1,200	24,204
Kraton Performance Polymers, Inc.*	11,200	200,480
Kronos Worldwide, Inc.[1]	5,300	32,913
Landec Corp.*	5,300	61,851
Materion Corp.	2,900	87,058
Mercer International, Inc.[1]	14,300	143,429
Northern Technologies International Corp.*	2,300	35,834
Oil-Dri Corp. of America	200	4,580
Olin Corp.	15,070	253,327
OM Group, Inc.	19,600	644,644
OMNOVA Solutions, Inc.*	4,400	24,376
Orchids Paper Products Co.	3,700	96,570
PH Glatfelter Co.[1]	11,667	200,906
Resolute Forest Products, Inc.*	13,200	109,692
Schnitzer Steel Industries, Inc. - Class A	9,800	132,692
Schweitzer-Mauduit International, Inc.	900	30,942
Sensient Technologies Corp.	3,000	183,900
Shiloh Industries, Inc.*	3,020	24,462
Stillwater Mining Co.*, 1	21,600	223,128
United States Lime & Minerals, Inc.	300	13,695
Universal Stainless & Alloy Products, Inc.*	1,900	20,102
		5,467,333
COMMUNICATIONS – 4.3%
1-800-Flowers.com, Inc. - Class A*	15,613	142,078
A H Belo Corp. - Class A	4,235	20,879
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Alaska Communications Systems Group, Inc.*	22,400	49,056
ARRIS Group, Inc.*	2,500	64,925
Atlantic Tele-Network, Inc.[1]	3,329	246,113
Autobytel, Inc.*	3,480	58,360
Aviat Networks, Inc.*	19,400	20,176
Aware, Inc.*	10,900	36,515
Bankrate, Inc.*	11,400	117,990
Beasley Broadcast Group, Inc. - Class A	800	3,312
Black Box Corp.	2,600	38,324
Blucora, Inc.*	5,500	75,735
Calix, Inc.*	5,400	42,066
Chegg, Inc.*, 1	2,290	16,511
Cincinnati Bell, Inc.*	11,050	34,476
ClearOne, Inc.	1,100	12,958
Comtech Telecommunications Corp.	4,426	91,220
Crown Media Holdings, Inc. - Class A*, 1	38,100	203,835
Daily Journal Corp.*	200	37,240
DHI Group, Inc.*	1,700	12,427
DigitalGlobe, Inc.*	7,700	146,454
EarthLink Holdings Corp.	28,400	220,952
Entercom Communications Corp. - Class A*	13,700	139,192
Entravision Communications Corp. - Class A1	23,000	152,720
ePlus, Inc.*, 1	4,440	351,071
EW Scripps Co. - Class A1	24,816	438,499
Finisar Corp.*	1,000	11,130
FTD Cos., Inc.*, 1	4,446	132,491
General Communication, Inc. - Class A*	3,730	64,380
Global Sources Ltd.*, 1	6,867	57,065
GlobalSCAPE, Inc.	5,810	19,057
Gray Television, Inc.*	19,300	246,268
Gray Television, Inc. - Class A*	4,881	56,620
Harmonic, Inc.*	16,400	95,120
Harte-Hanks, Inc.	5,368	18,949
Hawaiian Telcom Holdco, Inc.*	2,300	47,794
Houghton Mifflin Harcourt Co.*	800	16,248
ID Systems, Inc.*, 1	3,900	12,519
Inteliquent, Inc.	2,800	62,524
Intelsat S.A.*, 1	5,210	33,500
InterDigital, Inc.	900	45,540
Internap Corp.*, 1	19,800	121,374
Intralinks Holdings, Inc.*	13,000	107,770
Iridium Communications, Inc.*, 1	25,400	156,210
Ixia*	6,500	94,185
Journal Media Group, Inc.	7,233	54,247
KVH Industries, Inc.*	2,500	25,000

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2015

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Limelight Networks, Inc.*	38,959	$74,412
Lionbridge Technologies, Inc.*	3,000	14,820
Marchex, Inc. - Class B	13,300	53,599
McClatchy Co. - Class A*	17,000	16,490
MeetMe, Inc.*, 1	4,800	7,584
Meredith Corp.	6,200	263,996
Millennial Media, Inc.*, 1	73,150	128,012
ModusLink Global Solutions, Inc.*, 1	11,100	31,746
NeoPhotonics Corp.*, 1	12,730	86,691
NETGEAR, Inc.*	5,700	166,269
New Media Investment Group, Inc.	15,300	236,538
Novatel Wireless, Inc.*, 1	8,700	19,227
NTELOS Holdings Corp.*	22,100	199,563
Oclaro, Inc.*, 1	44,850	103,155
Overstock.com, Inc.*, 1	3,000	51,480
PC-Tel, Inc.	6,554	39,390
Perficient, Inc.*	6,100	94,123
Polycom, Inc.*, 1	27,000	282,960
Preformed Line Products Co.	600	22,290
Premiere Global Services, Inc.*	20,111	276,325
QuinStreet, Inc.*	17,900	99,345
Radio One, Inc. - Class D*	8,178	17,419
RealNetworks, Inc.*	4,990	20,409
RELM Wireless Corp.*	3,100	13,640
Safeguard Scientifics, Inc.*	1,900	29,526
Saga Communications, Inc. - Class A	900	30,249
Salem Media Group, Inc.	2,521	15,428
Scholastic Corp.[1]	14,430	562,193
Shenandoah Telecommunications Co.	3,150	134,851
ShoreTel, Inc.*	3,100	23,157
Sinclair Broadcast Group, Inc. - Class A1	600	15,192
Sizmek, Inc.*, 1	4,200	25,158
Spok Holdings, Inc.	5,400	88,884
Support.com, Inc.*	2,700	3,024
TechTarget, Inc.*	4,900	41,748
TeleCommunication Systems, Inc. - Class A*	22,103	76,034
Telenav, Inc.*, 1	11,451	89,432
TESSCO Technologies, Inc.	1,520	31,981
TheStreet, Inc.[1]	9,702	16,202
Tremor Video, Inc.*, 1	12,500	23,250
United Online, Inc.*	10,218	102,180
VASCO Data Security International, Inc.*, 1	3,000	51,120
Vonage Holdings Corp.*, 1	26,300	154,644
West Corp.	1,650	36,960
Westell Technologies, Inc. - Class A*	18,630	21,238
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Wireless Telecom Group, Inc.*	8,178	12,349
		8,155,358
CONSUMER, CYCLICAL – 16.2%
Abercrombie & Fitch Co. - Class A1	11,550	244,744
Allegiant Travel Co.	810	175,162
AMC Entertainment Holdings, Inc. - Class A	16,240	409,086
America's Car-Mart, Inc.*	3,500	115,815
American Eagle Outfitters, Inc.[1]	13,600	212,568
American Woodmark Corp.*	4,100	265,967
Ark Restaurants Corp.	100	2,296
Ascena Retail Group, Inc.*	6,055	84,225
AV Homes, Inc.*	2,520	34,070
Barnes & Noble Education, Inc.*	13,887	176,504
Barnes & Noble, Inc.	19,600	237,356
Bassett Furniture Industries, Inc.	4,750	132,288
Beacon Roofing Supply, Inc.*	1,310	42,562
Big 5 Sporting Goods Corp.	1,400	14,532
Big Lots, Inc.	2,800	134,176
Biglari Holdings, Inc.*, 1	367	134,227
BJ's Restaurants, Inc.*	7,150	307,664
Black Diamond, Inc.*	2,150	13,502
Bloomin' Brands, Inc.	5,000	90,900
Books-A-Million, Inc.*	7,390	23,722
Brinker International, Inc.[1]	1,300	68,471
Build-A-Bear Workshop, Inc.*	9,671	182,685
Burlington Stores, Inc.*, 1	5,100	260,304
Caleres, Inc.	8,100	247,293
Callaway Golf Co.	15,850	132,347
Carrols Restaurant Group, Inc.*	7,476	88,964
Casey's General Stores, Inc.[1]	4,200	432,264
Cash America International, Inc.[1]	8,000	223,760
Cato Corp. - Class A	5,500	187,165
Century Casinos, Inc.*	1,900	11,685
Children's Place, Inc.[1]	5,340	307,958
Churchill Downs, Inc.	960	128,458
Citi Trends, Inc.	4,100	95,858
ClubCorp Holdings, Inc.	2,500	53,650
Columbia Sportswear Co.[1]	14,916	876,912
Commercial Vehicle Group, Inc.*, 1	10,300	41,509
Compx International, Inc.	100	1,099
Conn's, Inc.*, 1	4,100	98,564
Cooper Tire & Rubber Co.	4,200	165,942
Cooper-Standard Holding, Inc.*	100	5,800
Core-Mark Holding Co., Inc.[1]	7,936	519,411
Cracker Barrel Old Country Store, Inc.[1]	800	117,824
Crocs, Inc.*, 1	9,362	121,004

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2015

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Crown Crafts, Inc.	2,560	$21,018
CST Brands, Inc.	5,525	185,971
Culp, Inc.	1,350	43,295
Delta Apparel, Inc.*	3,600	63,468
Denny's Corp.*	5,700	62,871
DineEquity, Inc.	800	73,328
Dixie Group, Inc.*, 1	5,900	49,324
Dorman Products, Inc.*, 1	3,600	183,204
Douglas Dynamics, Inc.	1,500	29,790
Dover Motorsports, Inc.	8,000	18,440
DSW, Inc. - Class A	1,000	25,310
Eldorado Resorts, Inc.*	2,500	22,550
Emerson Radio Corp.[1]	3,600	4,392
Eros International PLC*, 1	12,750	346,672
Escalade, Inc.	2,000	31,600
Essendant, Inc.	1,800	58,374
Ethan Allen Interiors, Inc.[1]	4,800	126,768
Ezcorp, Inc. - Class A*	10,600	65,402
Federal-Mogul Holdings Corp.*	8,136	55,569
Finish Line, Inc. - Class A	2,700	52,110
Flanigan's Enterprises, Inc.	1,800	50,328
Flexsteel Industries, Inc.	2,672	83,500
Francesca's Holdings Corp.*	3,300	40,359
Fred's, Inc. - Class A1	15,400	182,490
G&K Services, Inc. - Class A	8,900	592,918
G-III Apparel Group Ltd.*, 1	2,100	129,486
Gaiam, Inc. - Class A*, 1	4,600	28,290
Gaming Partners International Corp.*	1,400	13,972
Genesco, Inc.*	800	45,656
Gordmans Stores, Inc.*, 1	3,330	11,655
Green Brick Partners, Inc.*	11,898	128,855
Group 1 Automotive, Inc.	8,900	757,835
Guess?, Inc.[1]	2,750	58,740
H&E Equipment Services, Inc.	200	3,344
Haverty Furniture Cos., Inc.[1]	300	7,044
Hawaiian Holdings, Inc.*, 1	39,412	972,688
Hooker Furniture Corp.[1]	4,260	100,280
Houston Wire & Cable Co.	6,400	40,576
Iconix Brand Group, Inc.*, 1	12,600	170,352
Ingram Micro, Inc. - Class A	3,700	100,788
Installed Building Products, Inc.*	8,000	202,240
Interface, Inc.	100	2,244
International Speedway Corp. - Class A1	2,600	82,472
Interval Leisure Group, Inc.[1]	3,100	56,916
Isle of Capri Casinos, Inc.*, 1	9,400	163,936
Jack in the Box, Inc.[1]	1,570	120,953
JAKKS Pacific, Inc.*, 1	10,800	92,016
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
JetBlue Airways Corp.*, 1	113,000	2,912,010
Johnson Outdoors, Inc. - Class A	4,400	92,840
KB Home[1]	9,500	128,725
Kimball International, Inc. - Class B	9,000	85,140
Kirkland's, Inc.	4,306	92,751
Kona Grill, Inc.*	800	12,600
La-Z-Boy, Inc.	2,130	56,573
Lakeland Industries, Inc.*, 1	3,000	41,670
Libbey, Inc.	5,292	172,572
Lifetime Brands, Inc.[1]	2,947	41,199
Luby's, Inc.*	8,800	43,736
M/I Homes, Inc.*, 1	7,500	176,850
Marcus Corp.	7,780	150,465
MarineMax, Inc.*	11,300	159,669
Marriott Vacations Worldwide Corp.[1]	11,500	783,610
MDC Holdings, Inc.[1]	14,200	371,756
Men's Wearhouse, Inc.[1]	584	24,832
Meritage Homes Corp.*	8,000	292,160
Meritor, Inc.*, 1	1,300	13,819
Miller Industries, Inc.[1]	3,125	61,063
Modine Manufacturing Co.*	2,104	16,558
Monarch Casino & Resort, Inc.*	3,700	66,489
Motorcar Parts of America, Inc.*, 1	3,500	109,690
Movado Group, Inc.	3,750	96,863
NACCO Industries, Inc. - Class A1	2,880	136,944
National CineMedia, Inc.	1,300	17,446
Nautilus, Inc.*	9,900	148,500
Office Depot, Inc.*	102,000	654,840
Outerwall, Inc.[1]	500	28,465
Oxford Industries, Inc.	1,200	88,656
Papa John's International, Inc.[1]	2,700	184,896
PC Connection, Inc.	13,542	280,726
PCM, Inc.*	3,600	32,544
Penn National Gaming, Inc.*, 1	15,187	254,838
Pep Boys-Manny Moe & Jack*	27,100	330,349
Perfumania Holdings, Inc.*, 1	900	3,807
Perry Ellis International, Inc.*	14,500	318,420
Pinnacle Entertainment, Inc.*	1,680	56,851
RCI Hospitality Holdings, Inc.*	4,100	42,722
Reading International, Inc. - Class A*	17,200	217,924
Red Lion Hotels Corp.*	5,500	46,750
Red Robin Gourmet Burgers, Inc.*	500	37,870
Regal Entertainment Group - Class A1	15,930	297,732
Regis Corp.*	20,246	265,223
Remy International, Inc.[1]	10,725	313,706
Republic Airways Holdings, Inc.*	27,300	157,794
Rocky Brands, Inc.	3,560	50,516

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2015

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Ruby Tuesday, Inc.*	21,400	$132,894
Rush Enterprises, Inc. - Class A*	11,237	271,935
Rush Enterprises, Inc. - Class B*	3,780	88,112
Ryland Group, Inc.[1]	11,160	455,663
ScanSource, Inc.*	2,700	95,742
Scientific Games Corp. - Class A*, 1	3,400	35,530
Select Comfort Corp.*	9,250	202,390
Shoe Carnival, Inc.	7,400	176,120
Skechers U.S.A., Inc. - Class A*	11,620	1,558,010
Skullcandy, Inc.*	6,190	34,231
SkyWest, Inc.	29,080	485,054
Sonic Automotive, Inc. - Class A	8,300	169,486
Sonic Corp.	1,500	34,425
Spartan Motors, Inc.	7,427	30,674
Speedway Motorsports, Inc.[1]	12,119	218,748
Sportsman's Warehouse Holdings, Inc.*, 1	11,400	140,448
Stage Stores, Inc.[1]	6,600	64,944
Standard Motor Products, Inc.	700	24,416
Standard Pacific Corp.*	33,230	265,840
Steelcase, Inc. - Class A1	12,980	238,962
Stein Mart, Inc.	3,700	35,816
Steiner Leisure Ltd.*	2,400	151,632
Strattec Security Corp.	900	56,754
Superior Industries International, Inc.	10,900	203,612
Superior Uniform Group, Inc.[1]	4,254	76,274
Supreme Industries, Inc. - Class A	10,165	84,674
Systemax, Inc.*	1,119	8,381
Tandy Leather Factory, Inc.*	276	2,053
Texas Roadhouse, Inc.[1]	4,600	171,120
Tilly's, Inc. - Class A*	4,000	29,440
Titan International, Inc.	14,850	98,159
Titan Machinery, Inc.*, 1	2,500	28,700
Trans World Entertainment Corp.*	8,500	32,045
TravelCenters of America LLC*	5,810	60,017
Tuesday Morning Corp.*	8,200	44,362
Unifi, Inc.*	5,697	169,828
UniFirst Corp.	4,500	480,645
Universal Electronics, Inc.*	4,600	193,338
Vail Resorts, Inc.[1]	1,200	125,616
Vera Bradley, Inc.*, 1	2,800	35,308
Vitamin Shoppe, Inc.*	3,800	124,032
VOXX International Corp.*	3,924	29,116
Wabash National Corp.*, 1	8,800	93,192
WCI Communities, Inc.*	3,890	88,031
Wendy's Co.	37,900	327,835
Wesco Aircraft Holdings, Inc.*	5,000	61,000
WESCO International, Inc.*, 1	500	23,235
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
West Marine, Inc.*	3,900	34,242
Weyco Group, Inc.	797	21,551
William Lyon Homes - Class A*, 1	3,600	74,160
Winnebago Industries, Inc.[1]	1,000	19,150
Wolverine World Wide, Inc.	3,000	64,920
World Fuel Services Corp.	800	28,640
Zumiez, Inc.*, 1	6,400	100,032
		30,851,375
CONSUMER, NON-CYCLICAL – 15.9%
Aaron's, Inc.	10,900	393,599
ABM Industries, Inc.	3,150	86,027
ACCO Brands Corp.*	34,000	240,380
Achillion Pharmaceuticals, Inc.*, 1	14,900	102,959
Acme United Corp.	2,100	35,627
Addus HomeCare Corp.*	3,100	96,565
Affymetrix, Inc.*	7,400	63,196
Albany Molecular Research, Inc.*, 1	3,200	55,744
Alere, Inc.*	6,800	327,420
Alico, Inc.	400	16,236
Alliance One International, Inc.*	2,000	40,760
Almost Family, Inc.*	4,200	168,210
AMAG Pharmaceuticals, Inc.*, 1	1,400	55,622
Amedisys, Inc.*	11,402	432,934
AMN Healthcare Services, Inc.*	3,300	99,033
Amsurg Corp.*, 1	11,440	889,002
Analogic Corp.	2,100	172,284
Andersons, Inc.	2,500	85,150
AngioDynamics, Inc.*, 1	11,400	150,366
Apollo Education Group, Inc.*	5,550	61,383
ARC Document Solutions, Inc.*	1,900	11,305
Barrett Business Services, Inc.[1]	1,300	55,809
BioScrip, Inc.*, 1	2,400	4,488
BioTelemetry, Inc.*	13,900	170,136
Blyth, Inc.*, 1	10,100	60,297
Booz Allen Hamilton Holding Corp.	10,700	280,447
Boston Beer Co., Inc. - Class A*	100	21,061
Boulder Brands, Inc.*, 1	8,800	72,072
Bridgepoint Education, Inc.*	1,146	8,733
Brink's Co.	100	2,701
Cal-Maine Foods, Inc.[1]	4,450	243,014
Cambium Learning Group, Inc.*, 1	12,440	59,339
Capital Senior Living Corp.*	6,400	128,320
Cardtronics, Inc.*, 1	1,000	32,700
Career Education Corp.*	4,506	16,943
Carriage Services, Inc.	4,000	86,360
CBIZ, Inc.*	8,300	81,506
CDI Corp.[1]	9,700	82,935

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2015

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Central Garden & Pet Co.*, 1	6,362	$98,420
Central Garden & Pet Co. - Class A*	18,370	295,941
Chemed Corp.[1]	1,000	133,470
Chimerix, Inc.*	1,500	57,300
Coca-Cola Bottling Co. Consolidated	1,200	232,056
CONMED Corp.	9,200	439,208
CRA International, Inc.*	5,000	107,900
Craft Brew Alliance, Inc.*	3,500	27,895
Cross Country Healthcare, Inc.*	14,300	194,623
CryoLife, Inc.	8,000	77,840
CSS Industries, Inc.[1]	5,400	142,236
Cumberland Pharmaceuticals, Inc.*	11,500	66,355
Cutera, Inc.*, 1	1,600	20,928
Cynosure, Inc. - Class A*	576	17,303
CytRx Corp.*, 1	5,680	13,462
Dean Foods Co.[1]	16,900	279,188
Depomed, Inc.*	9,800	184,730
DeVry Education Group, Inc.[1]	13,100	356,451
Digirad Corp.	2,900	10,846
Edgewater Technology, Inc.*	5,000	36,600
Electro Rent Corp.	2,500	25,950
Ennis, Inc.	14,900	258,664
Ensign Group, Inc.	6,900	294,147
Everi Holdings, Inc.*	7,200	36,936
Exactech, Inc.*	600	10,458
Five Star Quality Care, Inc.*	15,090	46,628
Fonar Corp.*	3,020	40,498
Fortress Biotech, Inc.*, 1	12,700	33,020
Fresh Del Monte Produce, Inc.[1]	25,700	1,015,407
FTI Consulting, Inc.*	12,200	506,422
Genesis Healthcare, Inc.*	17,700	108,501
Grand Canyon Education, Inc.*	1,500	56,985
Great Lakes Dredge & Dock Corp.*	11,400	57,456
Greatbatch, Inc.*, 1	6,660	375,757
Green Dot Corp. - Class A*	5,400	95,040
Hackett Group, Inc.	14,600	200,750
Hanger, Inc.*	1,400	19,096
Harvard Bioscience, Inc.*, 1	19,100	72,198
Health Net, Inc.*	24,461	1,473,041
HealthSouth Corp.[1]	1,800	69,066
Healthways, Inc.*	9,800	108,976
Heartland Payment Systems, Inc.[1]	900	56,709
Heidrick & Struggles International, Inc.	2,800	54,460
Helen of Troy Ltd.*, 1	10,370	926,041
Heska Corp.*, 1	4,100	124,968
Hudson Global, Inc.*	14,564	36,264
ICF International, Inc.*	2,598	78,953
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
ICU Medical, Inc.*	2,000	219,000
Impax Laboratories, Inc.*, 1	4,700	165,487
Infinity Pharmaceuticals, Inc.*	4,500	38,025
InfuSystems Holdings, Inc.*	1,776	4,848
Ingles Markets, Inc. - Class A1	6,900	330,027
Inogen, Inc.*	1,600	77,680
Insperity, Inc.	2,450	107,628
Invacare Corp.[1]	7,400	107,078
J&J Snack Foods Corp.[1]	3,800	431,908
John B Sanfilippo & Son, Inc.	9,968	510,960
K12, Inc.*, 1	2,850	35,454
KAR Auction Services, Inc.	18,470	655,685
Kelly Services, Inc. - Class A	6,400	90,496
Kindred Healthcare, Inc.	11,500	181,125
Korn/Ferry International	4,500	148,815
Lannett Co., Inc.*, 1	880	36,538
LeMaitre Vascular, Inc.	1,739	21,198
LendingTree, Inc.*, 1	2,200	204,666
LHC Group, Inc.*	7,500	335,775
LifePoint Health, Inc.*, 1	18,300	1,297,470
Magellan Health, Inc.*	6,600	365,838
Mannatech, Inc.*	2,800	53,088
Mastech Holdings, Inc.*	400	3,050
Matthews International Corp. - Class A	4,930	241,422
McGrath RentCorp[1]	4,435	118,370
Merit Medical Systems, Inc.*	9,200	219,972
MGP Ingredients, Inc.[1]	6,146	98,397
Molina Healthcare, Inc.*, 1	6,000	413,100
Monro Muffler Brake, Inc.	500	33,775
Monster Worldwide, Inc.*, 1	33,700	216,354
Multi-Color Corp.[1]	6,938	530,688
Myriad Genetics, Inc.*, 1	200	7,496
National American University Holdings, Inc.	1,800	5,040
National HealthCare Corp.[1]	2,100	127,869
Natural Grocers by Vitamin Cottage, Inc.*	2,900	65,801
Nature's Sunshine Products, Inc.[1]	898	10,758
Natus Medical, Inc.*	5,300	209,085
Navigant Consulting, Inc.*	10,400	165,464
Net 1 UEPS Technologies, Inc.*	5,610	93,911
Newtek Business Services Corp.	1,270	20,866
Nutraceutical International Corp.*, 1	1,351	31,897
Nutrisystem, Inc.	2,900	76,908
Omega Protein Corp.*, 1	10,800	183,276
On Assignment, Inc.*, 1	1,100	40,590
OvaScience, Inc.*, 1	1,000	8,490
Owens & Minor, Inc.[1]	2,900	92,626

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2015

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
PAREXEL International Corp.*, 1	415	$25,697
Perceptron, Inc.*	3,700	28,083
Pernix Therapeutics Holdings, Inc.*, 1	3,826	12,090
PharMerica Corp.*	10,000	284,700
Post Holdings, Inc.*	20,250	1,196,775
POZEN, Inc.*, 1	5,100	29,759
Prestige Brands Holdings, Inc.*	10,410	470,116
PRGX Global, Inc.*	11,218	42,292
Providence Service Corp.*	1,800	78,444
PTC Therapeutics, Inc.*	550	14,685
Quad/Graphics, Inc.	8,025	97,103
RadNet, Inc.*	4,400	24,420
RCM Technologies, Inc.	6,300	31,059
Relypsa, Inc.*	5,300	98,103
Rent-A-Center, Inc.[1]	12,170	295,122
Resources Connection, Inc.	1,998	30,110
Revlon, Inc. - Class A*	510	15,020
RPX Corp.*	800	10,976
RR Donnelley & Sons Co.[1]	11,946	173,934
RTI Surgical, Inc.*	9,300	52,824
SciClone Pharmaceuticals, Inc.*, 1	28,232	195,930
Seaboard Corp.*	90	277,110
Select Medical Holdings Corp.	29,249	315,597
Seneca Foods Corp. - Class A*	1,600	42,160
ServiceSource International, Inc.*, 1	12,100	48,400
Snyder's-Lance, Inc.	7,700	259,721
Sotheby's1	1,400	44,772
Span-America Medical Systems, Inc.	142	2,506
SpartanNash Co.[1]	18,100	467,885
Spectrum Pharmaceuticals, Inc.*, 1	500	2,990
STERIS Corp.[1]	300	19,491
Strayer Education, Inc.*, 1	1,000	54,970
Sucampo Pharmaceuticals, Inc. - Class A*	4,800	95,376
Surgical Care Affiliates, Inc.*	2,600	84,994
Symmetry Surgical, Inc.*	3,800	33,820
Synergetics USA, Inc.*	23,582	154,934
Synutra International, Inc.*, 1	8,700	41,325
TreeHouse Foods, Inc.*	1,325	103,072
TriNet Group, Inc.*	1,100	18,480
Triple-S Management Corp. - Class B*	12,600	224,406
TrueBlue, Inc.*	2,300	51,681
Tumi Holdings, Inc.*, 1	1,600	28,192
U.S. Physical Therapy, Inc.	1,800	80,802
Universal American Corp.*, 1	30,010	205,268
Universal Corp.[1]	8,410	416,884
USANA Health Sciences, Inc.*	700	93,821
VCA, Inc.*	8,556	450,473
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Versar, Inc.*	5,500	19,085
Viad Corp.[1]	6,800	197,132
Village Super Market, Inc. - Class A	504	11,899
Wausau Paper Corp.[1]	8,300	53,120
Weis Markets, Inc.	5,152	215,096
WellCare Health Plans, Inc.*	4,500	387,810
West Pharmaceutical Services, Inc.	1,100	59,532
		30,169,846
DIVERSIFIED – 0.1%
HRG Group, Inc.*, 1	11,300	132,549
Resource America, Inc. - Class A	1,443	9,596
		142,145
ENERGY – 4.3%
Adams Resources & Energy, Inc.	1,675	68,675
Alon USA Energy, Inc.	30,100	543,907
Atwood Oceanics, Inc.[1]	2,100	31,101
Basic Energy Services, Inc.*, 1	14,100	46,530
Bristow Group, Inc.[1]	16,420	429,547
Callon Petroleum Co.*	34,600	252,234
CARBO Ceramics, Inc.[1]	1,000	18,990
Carrizo Oil & Gas, Inc.*	1,930	58,942
Clayton Williams Energy, Inc.*, 1	600	23,286
Clean Energy Fuels Corp.*, 1	3,500	15,750
CVR Energy, Inc.	3,720	152,706
Dawson Geophysical Co.*	5,066	19,302
Delek U.S. Holdings, Inc.	23,970	663,969
Dril-Quip, Inc.*, 1	1,000	58,220
Energy XXI Ltd.[1]	22,700	23,835
EP Energy Corp. - Class A*, 1	1,800	9,270
Exterran Holdings, Inc.	13,100	235,800
Flotek Industries, Inc.*, 1	1,900	31,730
Forbes Energy Services Ltd.*, 1	14,000	7,700
Forum Energy Technologies, Inc.*	3,707	45,263
Frank's International N.V.[1]	17,500	268,275
FutureFuel Corp.[1]	3,400	33,592
Geospace Technologies Corp.*, 1	700	9,667
Green Plains, Inc.	20,200	393,092
Gulf Island Fabrication, Inc.	5,811	61,190
Hallador Energy Co.	7,494	52,083
Key Energy Services, Inc.*, 1	30,000	14,100
Matador Resources Co.*, 1	5,200	107,848
Matrix Service Co.*	4,394	98,733
McDermott International, Inc.*, 1	48,940	210,442
Mitcham Industries, Inc.*	5,700	21,546
MRC Global, Inc.*	7,100	79,165
Murphy USA, Inc.*	2,200	120,890
Nabors Industries Ltd.	7,000	66,150

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2015

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Natural Gas Services Group, Inc.*, 1	6,441	$124,311
Newfield Exploration Co.*	2,700	88,830
Newpark Resources, Inc.*	29,500	151,040
Noble Energy, Inc.	2,168	65,430
Northern Oil and Gas, Inc.*, 1	19,570	86,499
NOW, Inc.*, 1	900	13,320
Oasis Petroleum, Inc.*, 1	2,200	19,096
Oil States International, Inc.*	800	20,904
Parker Drilling Co.*	68,475	180,089
Patterson-UTI Energy, Inc.	6,300	82,782
PBF Energy, Inc. - Class A	11,420	322,387
PDC Energy, Inc.*, 1	12,800	678,528
PHI, Inc.*	100	2,006
PHI, Inc.*, 1, 2	5,700	107,616
Renewable Energy Group, Inc.*, 1	19,000	157,320
REX American Resources Corp.*	3,718	188,205
Rowan Cos. PLC - Class A	13,400	216,410
RPC, Inc.[1]	5,300	46,905
RSP Permian, Inc.*	3,300	66,825
Sanchez Energy Corp.*, 1	3,500	21,525
SEACOR Holdings, Inc.*, 1	5,654	338,166
SM Energy Co.[1]	500	16,020
Superior Energy Services, Inc.[1]	10,600	133,878
Tesco Corp.	10,600	75,684
TETRA Technologies, Inc.*	30,450	179,960
TransAtlantic Petroleum Ltd.*, 1	2,800	7,112
Triangle Petroleum Corp.*, 1	22,319	31,693
Ultra Petroleum Corp.*, 1	2,500	15,975
Unit Corp.*	2,500	28,150
Western Refining, Inc.	7,820	345,018
Whiting Petroleum Corp.*	1,600	24,432
WPX Energy, Inc.*	4,600	30,452
		8,140,098
FINANCIAL – 29.5%
1st Century Bancshares, Inc.*	700	5,530
1st Constitution Bancorp*	630	7,327
1st Source Corp.	7,612	234,450
Acacia Research Corp.	4,800	43,584
Access National Corp.[1]	771	15,705
ACNB Corp.	1,200	25,236
Aircastle Ltd.[1]	23,960	493,816
Alexander & Baldwin, Inc.	4,500	154,485
Alliance Bancorp, Inc. of Pennsylvania	930	22,292
Ambac Financial Group, Inc.*, 1	13,200	191,004
American Equity Investment Life Holding Co.	38,290	892,540
American National Bankshares, Inc.[1]	1,366	32,033
COMMON STOCKS (Continued)
FINANCIAL (Continued)
American National Insurance Co.	1,500	146,460
American River Bankshares*	1,300	12,545
Ameris Bancorp	2,000	57,500
AMERISAFE, Inc.	5,888	292,810
AmeriServ Financial, Inc.	6,700	21,708
Ames National Corp.[1]	500	11,465
AmTrust Financial Services, Inc.[1]	6,576	414,156
Argo Group International Holdings Ltd.	9,268	524,476
Arrow Financial Corp.	771	20,586
Aspen Insurance Holdings Ltd.	10,060	467,488
Associated Banc-Corp[1]	9,400	168,918
Asta Funding, Inc.*	4,100	34,973
Astoria Financial Corp.	31,600	508,760
Atlantic American Corp.	5,800	23,432
Atlantic Coast Financial Corp.*	3,000	16,680
Atlanticus Holdings Corp.*	9,700	35,696
Atlas Financial Holdings, Inc.*	3,240	59,940
Baldwin & Lyons, Inc. - Class B1	3,500	75,950
Banc of California, Inc.	3,000	36,810
BancFirst Corp.	1,192	75,215
Bancorp of New Jersey, Inc.	1,100	12,529
Bancorp, Inc.*	4,900	37,338
BancorpSouth, Inc.	9,600	228,192
Bank Mutual Corp.	5,801	44,552
Bank of Commerce Holdings	2,500	14,450
Bank of Marin Bancorp[1]	655	31,433
Bank of the Ozarks, Inc.[1]	2,652	116,052
BankFinancial Corp.	6,250	77,688
Banner Corp.[1]	3,110	148,565
Bar Harbor Bankshares[1]	1,821	58,254
Baylake Corp.	809	11,447
BB&T Corp.[1]	9,214	328,018
BBCN Bancorp, Inc.[1]	1,700	25,534
BBX Capital Corp. - Class A*, 1	1,200	19,320
BCB Bancorp, Inc.[1]	800	7,960
Bear State Financial, Inc.*, 1	4,900	43,610
Berkshire Hills Bancorp, Inc.	7,036	193,771
BNC Bancorp	5,297	117,752
Boston Private Financial Holdings, Inc.	11,900	139,230
Bridge Bancorp, Inc.	1,000	26,710
Brookline Bancorp, Inc.	18,600	188,604
Bryn Mawr Bank Corp.	477	14,820
C&F Financial Corp.[1]	500	18,300
Calamos Asset Management, Inc. - Class A	6,000	56,880
California First National Bancorp	300	4,008
Camden National Corp.	381	15,392
Cape Bancorp, Inc.	4,000	49,640

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2015

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Capital Bank Financial Corp. - Class A*, 1	6,722	$203,206
Capital City Bank Group, Inc.	3,545	52,891
Capital Southwest Corp.	2,960	140,304
Capitol Federal Financial, Inc.	32,800	397,536
Cardinal Financial Corp.	4,200	96,642
Cascade Bancorp*	4,886	26,433
Cass Information Systems, Inc.	2,600	127,738
Cathay General Bancorp[1]	15,600	467,376
CenterState Banks, Inc.	8,200	120,540
Central Pacific Financial Corp.	3,000	62,910
Central Valley Community Bancorp	1,060	12,815
Century Bancorp, Inc. - Class A	815	33,219
Chemical Financial Corp.	8,290	268,182
Chemung Financial Corp.[1]	134	3,819
Cheviot Financial Corp.	2,500	34,525
CIFC Corp.	900	6,435
Citizens & Northern Corp.	700	13,664
Citizens, Inc.*, 1	25,400	188,468
City Holding Co.[1]	1,599	78,831
Civista Bancshares, Inc.	2,440	24,961
CNB Financial Corp.	930	16,898
CNO Financial Group, Inc.[1]	70,780	1,331,372
CoBiz Financial, Inc.	4,300	55,943
Codorus Valley Bancorp, Inc.	561	11,495
Colony Bankcorp, Inc.*	3,800	34,200
Columbia Banking System, Inc.[1]	10,000	312,100
Community Bank System, Inc.	2,700	100,359
Community Bankers Trust Corp.*	3,286	16,594
Community Financial Corp.	1,900	44,650
Community Trust Bancorp, Inc.	680	24,147
Community West Bancshares	904	6,310
ConnectOne Bancorp, Inc.	1,000	19,300
Consumer Portfolio Services, Inc.*	3,800	18,924
Cowen Group, Inc. - Class A*, 1	39,400	179,664
Crawford & Co. - Class A	2,800	15,652
Crawford & Co. - Class B	17,100	95,931
Credit Acceptance Corp.*	50	9,844
CU Bancorp*	852	19,136
Customers Bancorp, Inc.*	2,250	57,825
CVB Financial Corp.[1]	5,600	93,520
Dime Community Bancshares, Inc.	4,900	82,810
Donegal Group, Inc. - Class A	5,031	70,736
Eagle Bancorp, Inc.*	2,137	97,234
Eastern Virginia Bankshares, Inc.	2,700	18,225
Ellie Mae, Inc.*, 1	2,690	179,073
EMC Insurance Group, Inc.	6,949	161,286
Emergent Capital, Inc.*	130	709
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Employers Holdings, Inc.	7,700	171,633
Encore Capital Group, Inc.*, 1	1,600	59,200
Endurance Specialty Holdings Ltd.	29,516	1,801,361
Enova International, Inc.*	7,411	75,740
Enstar Group Ltd.*, 1	2,700	405,000
Enterprise Bancorp, Inc.[1]	1,000	20,970
Enterprise Financial Services Corp.	3,100	78,027
ESSA Bancorp, Inc.	3,328	43,397
Evans Bancorp, Inc.	300	7,440
EverBank Financial Corp.[1]	8,680	167,524
Farmers Capital Bank Corp.*	2,000	49,700
Farmers National Banc Corp.[1]	5,600	46,032
FBL Financial Group, Inc. - Class A1	14,400	885,888
Federal Agricultural Mortgage Corp. - Class C	3,808	98,741
Federated National Holding Co.	2,870	68,937
Fidelity & Guaranty Life	1,810	44,417
Fidelity Southern Corp.	4,207	88,936
Financial Institutions, Inc.	2,430	60,215
First Acceptance Corp.*	3,479	9,393
First American Financial Corp.[1]	13,760	537,603
First Bancorp, Inc.[1]	870	16,617
First BanCorp/Puerto Rico*	9,700	34,532
First Bancorp/Southern Pines NC1	1,300	22,100
First Bancshares, Inc.	1,086	18,972
First Bank/Hamilton NJ*	1,300	8,112
First Busey Corp.	8,549	169,869
First Business Financial Services, Inc.	1,212	28,506
First Capital Bancorp, Inc.	2,400	11,472
First Citizens BancShares, Inc. - Class A	1,300	293,800
First Clover Leaf Financial Corp.	500	4,910
First Commonwealth Financial Corp.	27,360	248,702
First Community Bancshares, Inc.	2,700	48,330
First Community Corp.	700	8,666
First Defiance Financial Corp.	5,000	182,800
First Financial Bancorp	16,300	311,004
First Financial Corp.	3,081	99,670
First Financial Northwest, Inc.	10,700	129,363
First Horizon National Corp.[1]	13,000	184,340
First Interstate BancSystem, Inc. - Class A1	6,500	180,960
First Merchants Corp.	10,105	264,953
First Midwest Bancorp, Inc.	20,500	359,570
First NBC Bank Holding Co.*	2,600	91,104
First Niagara Financial Group, Inc.	28,180	287,718
First of Long Island Corp.[1]	1,350	36,491
First South Bancorp, Inc./Washington NC	500	3,950
First United Corp.*	1,902	15,634

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2015

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
FirstMerit Corp.[1]	3,700	$65,379
Flagstar Bancorp, Inc.*	4,800	98,688
Flushing Financial Corp.	6,100	122,122
FNB Corp.[1]	26,000	336,700
Forestar Group, Inc.*	2,600	34,190
FRP Holdings, Inc.*	1,800	54,252
FS Bancorp, Inc.	1,000	23,850
Fulton Financial Corp.[1]	52,200	631,620
GAIN Capital Holdings, Inc.	14,100	102,648
German American Bancorp, Inc.	710	20,782
Glacier Bancorp, Inc.	6,900	182,091
Great Southern Bancorp, Inc.	2,415	104,570
Greenlight Capital Re Ltd. - Class A*	3,300	73,524
Guaranty Bancorp	3,000	49,410
Guaranty Federal Bancshares, Inc.	965	14,157
Hallmark Financial Services, Inc.*	17,099	196,468
Hancock Holding Co.	1,400	37,870
Hanmi Financial Corp.	2,200	55,440
Hanover Insurance Group, Inc.	13,100	1,017,870
Hawthorn Bancshares, Inc.	432	6,035
HCI Group, Inc.	1,600	62,032
Heartland Financial USA, Inc.	2,800	101,612
Heritage Commerce Corp.	6,439	73,018
Heritage Financial Corp.[1]	3,270	61,541
Heritage Oaks Bancorp	5,370	42,745
HF Financial Corp.	650	10,550
Higher One Holdings, Inc.*, 1	11,800	23,246
Hilltop Holdings, Inc.*, 1	19,347	383,264
HMN Financial, Inc.*	1,020	11,893
Home Bancorp, Inc.	1,720	44,410
HomeStreet, Inc.*	2,400	55,440
HopFed Bancorp, Inc.	1,074	12,834
Horace Mann Educators Corp.[1]	15,900	528,198
Horizon Bancorp[1]	1,900	45,125
IBERIABANK Corp.	3,871	225,331
IF Bancorp, Inc.	200	3,428
Independence Holding Co.[1]	5,750	74,520
Independent Bank Corp.	3,589	52,974
Independent Bank Corp./Rockland MA1	1,800	82,980
Infinity Property & Casualty Corp.[1]	6,240	502,570
Interactive Brokers Group, Inc. - Class A1	20,100	793,347
International Bancshares Corp.	13,500	337,905
INTL. FCStone, Inc.*	1,045	25,801
Investment Technology Group, Inc.	7,475	99,717
Investors Title Co.	400	28,984
Janus Capital Group, Inc.[1]	53,600	728,960
JMP Group LLC	17,600	109,296
COMMON STOCKS (Continued)
FINANCIAL (Continued)
KCG Holdings, Inc. - Class A*	2,189	24,013
Kemper Corp.[1]	18,930	669,554
Lake Sunapee Bank Group	690	10,019
Lakeland Bancorp, Inc.	6,435	71,493
Lakeland Financial Corp.	1,400	63,210
Landmark Bancorp, Inc./Manhattan KS	420	10,870
LaPorte Bancorp, Inc.[1]	1,815	26,717
LCNB Corp.	100	1,619
LegacyTexas Financial Group, Inc.	1,900	57,912
Macatawa Bank Corp.	4,200	21,756
Maiden Holdings Ltd.[1]	29,540	410,015
MainSource Financial Group, Inc.	6,353	129,347
Marcus & Millichap, Inc.*, 1	2,800	128,772
MarketAxess Holdings, Inc.[1]	3,300	306,504
Marlin Business Services Corp.	6,200	95,418
MB Financial, Inc.[1]	12,543	409,404
MBIA, Inc.*	61,900	376,352
MBT Financial Corp.*	7,000	43,680
Mercantile Bank Corp.	4,030	83,743
Merchants Bancshares, Inc.	690	20,286
Mercury General Corp.[1]	12,800	646,528
Meta Financial Group, Inc.	600	25,062
Metro Bancorp, Inc.	4,900	144,011
Middleburg Financial Corp.	700	12,320
MidSouth Bancorp, Inc.	2,600	30,420
MidWestOne Financial Group, Inc.	2,100	61,446
Monarch Financial Holdings, Inc.	2,283	28,286
MutualFirst Financial, Inc.	1,726	40,820
NASB Financial, Inc.[1]	520	14,846
National Bankshares, Inc.[1]	800	24,888
National Interstate Corp.	3,300	88,044
National Penn Bancshares, Inc.	36,250	425,938
National Western Life Insurance Co. - Class A1	1,800	400,860
Nationstar Mortgage Holdings, Inc.*, 1	6,200	85,994
Naugatuck Valley Financial Corp.*	2,200	23,892
Navigators Group, Inc.*	9,833	766,777
NBT Bancorp, Inc.	3,400	91,596
Nelnet, Inc. - Class A	8,700	301,107
NewBridge Bancorp	7,100	60,563
NewStar Financial, Inc.*	7,600	62,320
Northeast Bancorp	694	7,495
Northrim BanCorp, Inc.	1,620	46,867
Northwest Bancshares, Inc.[1]	20,608	267,904
Norwood Financial Corp.[1]	500	14,500
Oak Valley Bancorp	400	3,876
Ocean Shore Holding Co.[1]	310	4,985

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2015

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
OceanFirst Financial Corp.[1]	4,500	$77,490
Ocwen Financial Corp.*, 1	23,400	157,014
Old Line Bancshares, Inc.	1,300	21,138
Old National Bancorp[1]	25,400	353,822
Old Point Financial Corp.	861	13,526
Old Second Bancorp, Inc.*, 1	9,400	58,562
OneBeacon Insurance Group Ltd. - Class A	1,500	21,060
Oneida Financial Corp.	1,350	27,648
Oppenheimer Holdings, Inc. - Class A	3,400	68,034
Oritani Financial Corp.	1,652	25,804
Orrstown Financial Services, Inc.	533	8,986
Pacific Continental Corp.	900	11,979
Pacific Mercantile Bancorp*	1,800	12,114
Pacific Premier Bancorp, Inc.*	2,930	59,538
Park National Corp.[1]	2,100	189,462
Park Sterling Corp.	11,930	81,124
Parke Bancorp, Inc.	2,400	29,976
Peapack Gladstone Financial Corp.[1]	1,695	35,883
Penns Woods Bancorp, Inc.	400	16,368
PennyMac Financial Services, Inc. - Class A*	3,200	51,200
Peoples Bancorp of North Carolina, Inc.	300	5,250
Peoples Bancorp, Inc.	1,800	37,422
PHH Corp.*, 1	22,000	310,640
Pinnacle Financial Partners, Inc.	9,600	474,336
Piper Jaffray Cos.*	5,300	191,701
Preferred Bank/Los Angeles CA	3,300	104,280
Premier Financial Bancorp, Inc.	2,300	32,752
Primerica, Inc.	9,900	446,193
PrivateBancorp, Inc.[1]	15,547	595,917
ProAssurance Corp.	2,600	127,582
Provident Financial Holdings, Inc.	3,200	53,696
Provident Financial Services, Inc.[1]	12,800	249,600
Pulaski Financial Corp.	4,490	60,840
QCR Holdings, Inc.[1]	1,740	38,054
Radian Group, Inc.	13,600	216,376
Regional Management Corp.*	3,700	57,350
RenaissanceRe Holdings Ltd.	2,484	264,099
Renasant Corp.	13,203	433,719
Republic Bancorp, Inc. - Class A	300	7,365
Republic First Bancorp, Inc.*	3,400	12,648
Riverview Bancorp, Inc.[1]	12,448	59,128
RLI Corp.[1]	12,300	658,419
S&T Bancorp, Inc.	8,216	268,006
Safety Insurance Group, Inc.[1]	5,750	311,363
Sandy Spring Bancorp, Inc.	4,031	105,532
Seacoast Banking Corp. of Florida*	7,875	115,605
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Security National Financial Corp. - Class A*, 1	5,843	39,557
Selective Insurance Group, Inc.	30,793	956,431
Severn Bancorp, Inc.*	2,200	10,560
Shore Bancshares, Inc.	3,600	34,992
Sierra Bancorp	3,600	57,456
Simmons First National Corp. - Class A	852	40,836
South State Corp.	3,755	288,647
Southern First Bancshares, Inc.*	2,000	41,000
Southern National Bancorp of Virginia, Inc.	1,800	20,322
Southside Bancshares, Inc.[1]	3,312	91,246
Southwest Bancorp, Inc.	6,100	100,101
St. Joe Co.*	3,200	61,216
StanCorp Financial Group, Inc.	13,560	1,548,552
State Auto Financial Corp.	13,645	311,242
State Bank Financial Corp.[1]	7,600	157,168
Sterling Bancorp[1]	19,409	288,612
Stewart Information Services Corp.	9,580	391,918
Stifel Financial Corp.*	1,450	61,045
Stock Yards Bancorp, Inc.	1,300	47,255
Stratus Properties, Inc.*	700	10,850
Suffolk Bancorp	700	19,124
Summit Financial Group, Inc.	1,501	17,652
Summit State Bank	2,840	37,204
Symetra Financial Corp.	45,300	1,433,292
Synovus Financial Corp.	8,828	261,309
TCF Financial Corp.	3,900	59,124
Territorial Bancorp, Inc.	200	5,208
Texas Capital Bancshares, Inc.*	1,100	57,662
Third Point Reinsurance Ltd.*, 1	1,400	18,830
Timberland Bancorp, Inc.	3,278	35,632
Tompkins Financial Corp.[1]	3,029	161,627
Towne Bank/Portsmouth VA	4,075	76,814
Transcontinental Realty Investors, Inc.*	1,100	13,926
TriCo Bancshares	3,125	76,781
TrustCo Bank Corp. NY1	19,200	112,128
Trustmark Corp.[1]	7,850	181,885
Two River Bancorp	1,800	16,434
Umpqua Holdings Corp.[1]	62,024	1,010,991
Unico American Corp.*	1,320	14,098
Union Bankshares Corp.[1]	9,409	225,816
United Bancshares, Inc.[1]	500	7,840
United Bankshares, Inc.[1]	8,459	321,357
United Community Bancorp	995	14,875
United Community Banks, Inc.	5,600	114,464
United Community Financial Corp.	30,260	151,300
United Financial Bancorp, Inc.	7,289	95,121

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2015

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
United Fire Group, Inc.	12,070	$423,054
United Insurance Holdings Corp.[1]	16,906	222,314
United Security Bancshares, Inc.	500	4,065
United Security Bancshares/Fresno CA*	4,661	24,703
Unity Bancorp, Inc.	3,002	29,750
Universal Insurance Holdings, Inc.[1]	20,360	601,434
Univest Corp. of Pennsylvania	1,800	34,596
Validus Holdings Ltd.	21,800	982,526
Valley National Bancorp	5,191	51,079
Walker & Dunlop, Inc.*, 1	9,800	255,584
Walter Investment Management Corp.*, 1	2,700	43,875
Washington Federal, Inc.[1]	25,900	589,225
Washington Trust Bancorp, Inc.	3,100	119,195
WashingtonFirst Bankshares, Inc.	210	3,938
Waterstone Financial, Inc.	5,624	75,812
Webster Financial Corp.[1]	20,640	735,403
WesBanco, Inc.[1]	10,215	321,262
West Bancorporation, Inc.[1]	2,220	41,625
Western Alliance Bancorp*	2,390	73,397
Westfield Financial, Inc.	8,700	66,555
Wilshire Bancorp, Inc.[1]	16,800	176,568
Wintrust Financial Corp.	11,400	609,102
WSFS Financial Corp.	3,200	92,192
Xenith Bankshares, Inc.*	3,000	19,170
Yadkin Financial Corp.[1]	1,445	31,053
Your Community Bankshares, Inc.	571	16,616
		56,063,960
INDUSTRIAL – 15.2%
AAR Corp.	13,500	256,095
Advanced Energy Industries, Inc.*	6,750	177,525
Aegion Corp.*	7,989	131,659
AEP Industries, Inc.*	2,100	120,393
Aerovironment, Inc.*	700	14,028
Air Transport Services Group, Inc.*, 1	19,700	168,435
Alamo Group, Inc.[1]	4,900	229,075
Albany International Corp. - Class A1	2,500	71,525
Allied Motion Technologies, Inc.[1]	8,706	154,706
Ameresco, Inc. - Class A*	6,622	38,937
American Railcar Industries, Inc.[1]	3,500	126,560
Ampco-Pittsburgh Corp.	200	2,182
ArcBest Corp.	13,100	337,587
Ardmore Shipping Corp.	3,200	38,656
Argan, Inc.[1]	3,600	124,848
Astec Industries, Inc.	3,197	107,131
Astronics Corp.*	100	4,043
Atlas Air Worldwide Holdings, Inc.*, 1	15,750	544,320
AVX Corp.	12,200	159,698
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Babcock & Wilcox Enterprises, Inc.*	300	5,040
Ballantyne Strong, Inc.*	7,765	36,496
Barnes Group, Inc.[1]	9,900	356,895
Bel Fuse, Inc. - Class B	4,980	96,811
Bemis Co., Inc.	8,100	320,517
Benchmark Electronics, Inc.*	21,800	474,368
Berry Plastics Group, Inc.*	9,120	274,238
Blount International, Inc.*	4,200	23,394
Boise Cascade Co.*, 1	14,400	363,168
Brady Corp. - Class A1	4,600	90,436
Breeze-Eastern Corp.*, 1	3,597	50,286
Briggs & Stratton Corp.	15,500	299,305
BWX Technologies, Inc.	600	15,816
CAI International, Inc.*	12,500	126,000
CECO Environmental Corp.[1]	2,300	18,837
Celadon Group, Inc.	10,900	174,618
Checkpoint Systems, Inc.	7,252	52,577
CIRCOR International, Inc.	300	12,036
Coherent, Inc.*	4,589	251,018
Columbus McKinnon Corp.	5,700	103,512
Comfort Systems USA, Inc.	5,600	152,656
Con-way, Inc.	16,360	776,282
Core Molding Technologies, Inc.*	3,500	64,575
Covanta Holding Corp.[1]	28,700	500,815
Covenant Transportation Group, Inc. - Class A*, 1	26,142	469,772
Crane Co.	1,000	46,610
CTS Corp.	5,600	103,656
Cubic Corp.	2,300	96,462
Curtiss-Wright Corp.	10,700	667,894
CyberOptics Corp.*	3,100	19,592
DHT Holdings, Inc.	5,000	37,100
Drew Industries, Inc.	960	52,426
Ducommun, Inc.*	1,600	32,112
DXP Enterprises, Inc.*, 1	400	10,912
Dycom Industries, Inc.*, 1	5,900	426,924
Dynamic Materials Corp.	335	3,196
Eastern Co.	2,500	40,500
Ecology and Environment, Inc. - Class A	400	4,680
Electro Scientific Industries, Inc.[1]	2,445	11,345
EMCOR Group, Inc.	6,700	296,475
Encore Wire Corp.	3,400	111,078
ENGlobal Corp.*	41,500	43,160
Era Group, Inc.*	6,600	98,802
ESCO Technologies, Inc.	2,900	104,110
Esterline Technologies Corp.*	9,340	671,453
Fabrinet*	4,300	78,819

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2015

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
FreightCar America, Inc.	2,000	$34,320
Frequency Electronics, Inc.*	3,019	31,337
GATX Corp.[1]	18,640	822,956
General Cable Corp.	17,400	207,060
General Finance Corp.*, 1	9,600	35,520
Gibraltar Industries, Inc.*	15,700	288,095
Global Brass & Copper Holdings, Inc.	3,900	79,989
Goldfield Corp.*, 1	14,300	23,881
GP Strategies Corp.*	2,300	52,486
Granite Construction, Inc.	7,350	218,075
Graphic Packaging Holding Co.	33,600	429,744
Greenbrier Cos., Inc.[1]	11,100	356,421
Greif, Inc. - Class A	900	28,719
Griffon Corp.[1]	25,230	397,877
GSI Group, Inc.*	3,600	45,828
Handy & Harman Ltd.*	4,100	98,318
Hardinge, Inc.	6,200	56,916
Harris Corp.	2,009	146,958
Harsco Corp.	2,000	18,140
Haynes International, Inc.	3,000	113,520
Headwaters, Inc.*	3,700	69,560
Heartland Express, Inc.[1]	10,200	203,388
Heritage-Crystal Clean, Inc.*	400	4,108
Hill International, Inc.*	6,900	22,632
Hillenbrand, Inc.	600	15,606
Hornbeck Offshore Services, Inc.*, 1	15,954	215,858
Hudson Technologies, Inc.*	3,629	10,778
Hurco Cos., Inc.	3,202	84,020
Hyster-Yale Materials Handling, Inc.	1,380	79,805
II-VI, Inc.*	6,570	105,646
Insteel Industries, Inc.	10,000	160,800
Integrated Electrical Services, Inc.*	10,200	78,744
Iteris, Inc.*	28,016	68,919
Itron, Inc.*	4,700	149,977
Kadant, Inc.	4,790	186,858
Kaman Corp.	2,000	71,700
KBR, Inc.[1]	9,200	153,272
Kemet Corp.*	2,020	3,717
Kennametal, Inc.	500	12,445
Key Technology, Inc.*	2,200	26,532
Kimball Electronics, Inc.*	7,300	87,089
Knight Transportation, Inc.	13,400	321,600
Knowles Corp.*, 1	6,967	128,402
Kratos Defense & Security Solutions, Inc.*, 1	9,700	40,934
Lawson Products, Inc.*, 1	5,046	109,246
Layne Christensen Co.*, 1	3,200	20,800
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
LB Foster Co. - Class A	2,506	30,774
Lindsay Corp.[1]	500	33,895
LMI Aerospace, Inc.*	2,180	22,410
Louisiana-Pacific Corp.*, 1	64,160	913,638
LS Starrett Co. - Class A	7,021	84,814
LSI Industries, Inc.	3,200	27,008
Lydall, Inc.*	7,188	204,786
Manitex International, Inc.*, 1	4,500	25,290
Manitowoc Co., Inc.[1]	2,700	40,500
Marten Transport Ltd.[1]	22,400	362,208
MasTec, Inc.*	1,600	25,328
Matson, Inc.[1]	13,003	500,485
Methode Electronics, Inc.	7,580	241,802
MFRI, Inc.*	1,688	8,643
MOCON, Inc.	1,100	14,850
Moog, Inc. - Class A*	4,200	227,094
Mueller Industries, Inc.[1]	4,400	130,152
Mueller Water Products, Inc. - Class A	6,901	52,862
Multi-Fineline Electronix, Inc.*	3,277	54,726
Myers Industries, Inc.	4,200	56,280
MYR Group, Inc.*	2,200	57,640
National Presto Industries, Inc.	600	50,556
Navios Maritime Acquisition Corp.	31,100	109,472
Newport Corp.*	9,300	127,875
NN, Inc.	3,500	64,750
Nordic American Tankers Ltd.[1]	21,400	325,280
Northwest Pipe Co.*, 1	2,300	30,038
Olympic Steel, Inc.	3,700	36,815
Orbital ATK, Inc.	2,828	203,248
Orion Energy Systems, Inc.*	700	1,260
Orion Marine Group, Inc.*	5,000	29,900
Oshkosh Corp.[1]	1,900	69,027
OSI Systems, Inc.*	2,100	161,616
PAM Transportation Services, Inc.*	9,637	318,503
Park-Ohio Holdings Corp.	1,400	40,404
Patrick Industries, Inc.*	2,460	97,145
PGT, Inc.*	3,600	44,208
Plexus Corp.*, 1	4,600	177,468
Powell Industries, Inc.	1,400	42,140
PowerSecure International, Inc.*	6,980	80,410
Primoris Services Corp.	2,400	42,984
Quanex Building Products Corp.	10,900	198,053
Radiant Logistics, Inc.*	2,829	12,617
Regal Beloit Corp.	700	39,515
Revolution Lighting Technologies, Inc.*, 1	5,839	5,547
Rexnord Corp.*	1,100	18,678
Roadrunner Transportation Systems, Inc.*	100	1,840

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2015

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Rofin-Sinar Technologies, Inc.*	9,000	$233,370
Rogers Corp.*, 1	2,000	106,360
Saia, Inc.*, 1	8,700	269,265
Sanmina Corp.*	41,690	890,915
Scorpio Tankers, Inc.	12,310	112,883
Ship Finance International Ltd.[1]	8,965	145,681
SIFCO Industries, Inc.	1,100	12,166
SL Industries, Inc.*	1,400	47,600
Smith & Wesson Holding Corp.*	6,000	101,220
SPX Corp.[1]	1,000	11,920
SPX FLOW, Inc.*	1,000	34,430
Standex International Corp.	200	15,070
Sterling Construction Co., Inc.*	3,300	13,563
Stoneridge, Inc.*	1,600	19,744
Sturm Ruger & Co., Inc.[1]	300	17,607
Swift Transportation Co.*, 1	10,300	154,706
Synalloy Corp.[1]	2,103	19,263
TAL International Group, Inc.	4,975	68,008
Tech Data Corp.*, 1	10,525	720,963
Teekay Tankers Ltd. - Class A1	35,100	242,190
Teledyne Technologies, Inc.*, 1	5,000	451,500
Terex Corp.	2,600	46,644
Tetra Tech, Inc.[1]	5,550	134,921
Textainer Group Holdings Ltd.[1]	2,200	36,278
Transcat, Inc.*	3,041	29,559
TRC Cos., Inc.*	8,100	95,823
Tredegar Corp.	16,292	213,099
TTM Technologies, Inc.*, 1	27,444	170,976
Tutor Perini Corp.*	12,600	207,396
Twin Disc, Inc.	500	6,205
U.S. Concrete, Inc.*	2,500	119,475
UFP Technologies, Inc.*	2,600	59,410
Ultralife Corp.*	6,800	40,052
Universal Forest Products, Inc.	5,900	340,312
USA Truck, Inc.*	12,671	218,321
Vicor Corp.*	1,799	18,350
Vishay Intertechnology, Inc.	44,450	430,721
Vishay Precision Group, Inc.*, 1	4,000	46,360
VSE Corp.	1,400	56,098
Watts Water Technologies, Inc. - Class A1	5,200	274,664
Werner Enterprises, Inc.[1]	9,500	238,450
Willis Lease Finance Corp.*	4,600	74,796
Woodward, Inc.	1,500	61,050
XPO Logistics, Inc.*, 1	3,262	77,733
ZAGG, Inc.*	6,310	42,845
		28,965,269

COMMON STOCKS (Continued)
TECHNOLOGY – 8.5%
Agilysys, Inc.*	8,300	92,296
Allscripts Healthcare Solutions, Inc.*	10,500	130,200
Alpha & Omega Semiconductor Ltd.*	7,200	56,088
American Software, Inc. - Class A1	4,100	38,622
Amkor Technology, Inc.*	25,900	116,291
Amtech Systems, Inc.*, 1	950	4,085
Astro-Med, Inc.	3,800	52,820
AVG Technologies N.V.*	5,630	122,452
Avid Technology, Inc.*, 1	14,950	119,002
Axcelis Technologies, Inc.*	29,500	78,765
AXT, Inc.*	16,900	32,448
Blackbaud, Inc.	1,100	61,732
BroadSoft, Inc.*	100	2,996
Brooks Automation, Inc.	32,700	382,917
BSQUARE Corp.*	7,100	46,931
CACI International, Inc. - Class A*	12,000	887,640
Cascade Microtech, Inc.*, 1	8,330	117,786
CEVA, Inc.*	5,200	96,564
Ciber, Inc.*	16,155	51,373
Cirrus Logic, Inc.*	700	22,057
Cohu, Inc.	9,444	93,118
Computer Task Group, Inc.	1,900	11,761
Convergys Corp.	34,900	806,539
Cypress Semiconductor Corp.*, 1	68,153	580,664
Datalink Corp.*	4,600	27,462
Datawatch Corp.*	5,093	29,947
Dealertrack Technologies, Inc.*, 1	2,600	164,216
Digi International, Inc.*	13,600	160,344
Diodes, Inc.*	6,700	143,179
Dot Hill Systems Corp.*	4,200	40,866
DSP Group, Inc.*	16,100	146,671
Ebix, Inc.[1]	10,570	263,827
Electronics For Imaging, Inc.*, 1	6,200	268,336
EMCORE Corp.*	9,300	63,240
Engility Holdings, Inc.	5,606	144,523
Entegris, Inc.*, 1	25,100	331,069
Epiq Systems, Inc.	5,700	73,644
ExlService Holdings, Inc.*	1,610	59,457
Fair Isaac Corp.	230	19,435
Fairchild Semiconductor International, Inc.*	34,000	477,360
FormFactor, Inc.*, 1	24,790	168,076
GigOptix, Inc.*	11,000	19,250
Glu Mobile, Inc.*	8,300	36,271
Hutchinson Technology, Inc.*, 1	12,429	19,886
Imation Corp.*, 1	25,596	54,519
InnerWorkings, Inc.*	1,800	11,250

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2015

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Insight Enterprises, Inc.*	13,300	$343,805
Integrated Silicon Solution, Inc.	12,000	257,880
Intersil Corp. - Class A	35,700	417,690
inTEST Corp.*	300	1,266
IXYS Corp.	1,600	17,856
KEYW Holding Corp.*, 1	4,204	25,855
Lattice Semiconductor Corp.*	14,300	55,055
Leidos Holdings, Inc.	900	37,179
Lexmark International, Inc. - Class A	4,505	130,555
Luxoft Holding, Inc.*	760	48,100
Magnachip Semiconductor Corp.*, 1	1,400	9,226
ManTech International Corp. - Class A	5,280	135,696
Mattson Technology, Inc.*	16,170	37,676
MAXIMUS, Inc.	900	53,604
MaxLinear, Inc. - Class A*	6,033	75,051
Mentor Graphics Corp.	4,000	98,520
Mercury Systems, Inc.*	9,300	147,963
Mind CTI Ltd.	9,000	24,750
MKS Instruments, Inc.	13,200	442,596
MTS Systems Corp.[1]	700	42,077
NCI, Inc. - Class A	8,500	112,795
NetSol Technologies, Inc.*	7,550	38,052
Nimble Storage, Inc.*, 1	3,300	79,596
OmniVision Technologies, Inc.*	29,900	785,174
PAR Technology Corp.*	12,423	65,718
Park City Group, Inc.*, 1	2,880	30,442
PDF Solutions, Inc.*	1,300	13,000
Pericom Semiconductor Corp.	33,400	609,550
Photronics, Inc.*	35,800	324,348
Planar Systems, Inc.*	11,800	68,440
Progress Software Corp.*	1,300	33,579
Proofpoint, Inc.*, 1	1,700	102,544
QLogic Corp.*	19,740	202,335
Qorvo, Inc.*	15,935	717,872
Radisys Corp.*	3,910	10,557
RealD, Inc.*	3,100	29,791
Richardson Electronics Ltd./United States	2,200	12,958
Rovi Corp.*, 1	3,100	32,519
Rudolph Technologies, Inc.*	6,470	80,551
Science Applications International Corp.	1,600	64,336
Seachange International, Inc.*	8,300	52,290
Sigma Designs, Inc.*	15,300	105,417
Solera Holdings, Inc.	21,800	1,177,200
StarTek, Inc.*	5,710	19,300
Super Micro Computer, Inc.*	13,138	358,142
Sykes Enterprises, Inc.*, 1	11,097	282,973
SYNNEX Corp.[1]	16,200	1,377,972
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Syntel, Inc.*	2,330	105,572
Take-Two Interactive Software, Inc.*	2,000	57,460
Ultra Clean Holdings, Inc.*	6,300	36,162
Unisys Corp.*, 1	1,300	15,470
USA Technologies, Inc.*, 1	8,720	21,713
VeriFone Systems, Inc.*	3,200	88,736
Wayside Technology Group, Inc.	2,300	39,997
		16,282,936
UTILITIES – 0.0%
Ormat Technologies, Inc.[1]	1,580	53,767

TOTAL COMMON STOCKS
(Cost $168,040,488)		184,292,087

MONEY MARKET INVESTMENTS – 33.1%
BlackRock Liquidity Funds TempFund Portfolio, 0.10%[3,4]	38,655,065	38,655,065
Federated Treasury Obligations Fund, 0.01%[2]	7,610,137	7,610,137
Fidelity Institutional Money Market Portfolio - Class I, 0.12%[3,4]	16,566,457	16,566,457

TOTAL MONEY MARKET INVESTMENTS
(Cost $62,831,659)		62,831,659

TOTAL INVESTMENTS – 130.0%
(Cost $230,872,147)		247,123,746

Liabilities less other assets – (30.0)%		(57,021,708)

TOTAL NET ASSETS – 100.0%		$190,102,038

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $54,460,702 at September 30, 2015.

[2]	Shares are non-voting.

[3]	Variable rate security; the rate shown represents the rate at September 30, 2015.

[4]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $55,221,521 at September 30, 2015.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Insurance	12.5%
Banks	11.3%
Retail	5.4%
Healthcare-Services	4.2%
Commercial Services	4.0%
Semiconductors	3.8%
Transportation	3.5%
Electronics	3.1%
Food	2.9%
Savings & Loans	2.8%
Diversified Financial Services	2.6%
Computers	2.5%
Airlines	2.5%
Oil & Gas	2.3%
Software	2.3%
Apparel	2.0%
Telecommunications	1.8%
Entertainment	1.7%
Healthcare-Products	1.6%
Aerospace/Defense	1.6%
Building Materials	1.5%
Oil & Gas Services	1.5%
Pharmaceuticals	1.5%
Chemicals	1.3%
Home Builders	1.2%
Media	1.2%
Internet	1.2%
Engineering & Construction	1.1%
Household Products/Wares	1.0%
Mining	0.9%
Miscellaneous Manufacturing	0.8%
Auto Parts & Equipment	0.8%
Trucking & Leasing	0.7%
Packaging & Containers	0.6%
Home Furnishings	0.6%
Textiles	0.6%
Machinery-Diversified	0.6%
Distribution/Wholesale	0.5%
Electrical Components & Equipment	0.5%
Energy-Alternate Sources	0.4%
Environmental Control	0.4%
Metal Fabricate/Hardware	0.4%
Forest Products & Paper	0.4%
Agriculture	0.3%
Iron/Steel	0.3%
Leisure Time	0.3%
Real Estate	0.3%
Biotechnology	0.2%
Housewares	0.2%
Lodging	0.2%
Office Furnishings	0.2%
Machinery-Construction & Mining	0.2%
Advertising	0.2%
Beverages	0.1%
Hand/Machine Tools	0.1%
Investment Companies	0.1%
Holding Companies-Diversified	0.1%
Auto Manufacturers	0.0%[1]
Toys/Games/Hobbies	0.0%[1]
Storage/Warehousing	0.0%[1]
Electric	0.0%[1]
Coal	0.0%[1]
Cosmetics/Personal Care	0.0%[1]
Total Common Stocks	96.9%
Money Market Investments	33.1%
Total Investments	130.0%
Liabilities less other assets	(30.0)%
Total Net Assets	100.0%

[1]	Resulted in less than 0.05% per industry.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2015

ASSETS
Investments in securities, at value (cost $230,872,147)	$247,123,746	(1)
Receivables:
Securities sold	149,960
Fund shares issued	306,442
Dividends and interest	130,877
Securities lending income	12,105
Prepaid expenses and other assets	18,470
Total assets	247,741,600

LIABILITIES
Collateral due to broker for securities loaned	55,221,521
Payables:
Securities purchased	1,999,827
Fund shares redeemed	301,456
Due to Trustees	1,250
Due to Adviser	61,625
Accrued other expenses	53,883
Total liabilities	57,639,562

NET ASSETS	$190,102,038

COMPONENTS OF NET ASSETS
Paid-in-capital	$175,173,238
Accumulated undistributed net investment income	150,980
Accumulated net realized loss on investments	(1,473,779)
Net unrealized appreciation on investments	16,251,599
NET ASSETS	$190,102,038

Shares outstanding no par value (unlimited shares authorized)	12,687,769

Net asset value, offering and redemption price per share	$14.98

(1)	Includes securities on loan of $54,460,702 (Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF OPERATIONS
For the Year Ended September 30, 2015

INVESTMENT INCOME
Income
Dividends (net of foreign withholding tax of $1,851)	$2,818,833
Securities lending income	180,004
Interest	997
Total investment income	2,999,834

Expenses
Investment advisory fees	941,226
Fund accounting and administration fees and expenses	98,723
Transfer agent fees	87,105
Professional fees	41,835
Registration fees	41,385
Custody fees	32,897
Shareholder reporting fees	26,867
Insurance fees	14,539
Trustees' fees and expenses	5,000
Miscellaneous expenses	2,168

Total expenses	1,291,745
Expenses waived by the Adviser	(162,276)
Net expenses	1,129,469
Net investment income	1,870,365

Net Realized and Unrealized Loss from Investments
Net realized loss on investments	(1,639,264)
Net change in unrealized depreciation on investments	(3,709,372)
Net realized and unrealized loss on investments	(5,348,636)

Net Decrease in Net Assets from Operations	$(3,478,271)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014
INCREASE IN NET ASSETS FROM
Operations
Net investment income	$1,870,365	$896,141
Net realized gain (loss) on investments	(1,639,264)	390,174
Net change in unrealized appreciation (depreciation) on investments	(3,709,372)	4,166,222
Net increase (decrease) resulting from operations	(3,478,271)	5,452,537

Distributions to Shareholders
From net investment income	(1,683,472)	(741,555)
From net realized gains	(407,931)	(3,657,634)
Net decrease resulting from distributions	(2,091,403)	(4,399,189)

Capital Transactions
Proceeds from shares issued	56,387,552	68,328,109
Reinvestment of distributions	2,086,147	4,398,162
Cost of shares repurchased	(24,260,326)	(16,075,838)
Net increase resulting from capital transactions	34,213,373	56,650,433

Total increase in net assets	28,643,699	57,703,781

Net Assets
Beginning of year	161,458,339	103,754,558
End of year	$190,102,038	$161,458,339

Accumulated undistributed net investment income	$150,980	$93,234

Capital Share Activity
Shares issued	3,539,482	4,301,397
Shares reinvested	132,546	287,405
Shares redeemed	(1,523,806)	(1,017,595)
Net increase in capital shares	2,148,222	3,571,207

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period
	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period from December 27, 2011* to September 30, 2012
Net asset value, beginning of period	$15.32	$14.89	$11.33	$10.00
Income from Investment Operations:
Net investment income	0.16	0.10	0.16	0.05
Net realized and unrealized gain (loss) on investments	(0.32)	0.89	3.70	1.32
Total from investment operations	(0.16)	0.99	3.86	1.37

Less Distributions:
From net investment income	(0.14)	(0.08)	(0.16)	(0.04)
From net realized gain	(0.04)	(0.48)	(0.14)	—
Total distributions	(0.18)	(0.56)	(0.30)	(0.04)

Net asset value, end of period	$14.98	$15.32	$14.89	$11.33

Total return	(1.10%)	6.70%	34.88%	13.75	%(1)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$190,102	$161,458	$103,755	$38,802

Ratio of expenses to average net assets
Before fees reimbursed by the Adviser	0.69%	0.72%	1.17%	2.80	%(2)
After fees reimbursed by the Adviser	0.60%	0.60%	0.60%	0.60	%(2)
Ratio of net investment income (loss) to average net assets
Before fees reimbursed by the Adviser	0.91%	0.52%	0.59%	(1.18%	)(2)
After fees reimbursed by the Adviser	1.00%	0.64%	1.16%	1.02	%(2)

Portfolio turnover rate	34%	16%	24%	33	%(1)

*	Commencement of operations.

(1)	Not Annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS
As of September 30, 2015

1. Organization

Vericimetry Funds (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced operations on December 27, 2011.

The Fund qualifies as an investment company under Accounting Standards Update No. 2013-08, Accounting Standard Codification Topic 946, Financial Services – Investment Companies (“ASC 946”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of September 30, 2015:

	Level 1	Level 2*	Level 3**	Total
Investments in Securities
Common Stocks
Basic Materials	$5,467,333	$—	$—	$5,467,333
Communications	8,098,738	56,620	—	8,155,358
Consumer, Cyclical	30,832,935	18,440	—	30,851,375
Consumer, Non-Cyclical	30,166,796	3,050	—	30,169,846
Diversified	142,145	—	—	142,145
Energy	8,140,098	—	—	8,140,098
Financial	56,035,188	28,772	—	56,063,960
Industrial	28,965,269	—	—	28,965,269
Technology	16,282,936	—	—	16,282,936
Utilities	53,767	—	—	53,767
Money Market Investments	62,831,659	—	—	62,831,659
Total Investments in Securities	$247,016,864	$106,882	$—	$247,123,746

*

The Fund held several securities classified as Level 2 securities at year end because these securities did not have any trading activity on September 30, 2015, and thus did not have a last reported sales price. As a result, these securities were valued at the mean between the most recent quoted bid and ask prices, in accordance with procedures established by and under the general supervision and responsibility of the Board. These Level 2 securities which were held at the beginning of the year were classified as Level 1 securities at that time. The Fund recognizes transfers between levels at the end of the reporting period. The amount of such transfers out of Level 1 and into Level 2 was $106,882.

Certain Level 1 securities at September 30, 2015, which were held at the beginning of the year, were classified as Level 2 securities at September 30, 2014 because they did not have any trading activity on September 30, 2014 and were valued at the mean between the most recent bid and ask prices. The amount of such transfers out of Level 2 into Level 1 at September 30, 2015 was $196,629. There were no other transfers between Levels.

*	The Fund did not hold any Level 3 securities as of September 30, 2015.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2015

upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years (for the Fund, since the commencement of operations), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable administrative and custodial fees in connection with the loan.

At September 30, 2015, the value of securities loaned by the Fund was $54,460,702. Securities purchased via reinvestment of cash collateral received as part of the securities lending program can be found in the Fund’s Schedule of Investments.

(f)

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan.

3. Investment Advisory and Other Agreements

The Trust, with respect to the Fund, has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser will provide general investment advisory services for the Fund. For providing these services, the Adviser will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to reimburse the Fund so that its total annual operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, and other extraordinary costs, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) do not exceed 0.60% of the Fund’s average net assets per year until January 31, 2016.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2015

Under the terms of the Expense Limitation Agreement, at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three fiscal years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. As of September 30, 2015, reimbursements that may potentially be made by the Fund to the Adviser total $677,301, which expire as follows:

September 30, 2016	$354,482
September 30, 2017	$160,543
September 30, 2018	$162,276

Certain officers and a Trustee of the Trust are also officers of the Adviser. They receive no compensation from the Fund or the Trust for such services.

4. Federal Income Tax Information

At September 30, 2015, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$231,840,921
Gross Unrealized Appreciation	$34,181,955
Gross Unrealized Depreciation	(18,899,130)
Net Unrealized Appreciation	$15,282,825

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2015, permanent differences in book and tax accounting have been reclassified to paid-in-capital, accumulated undistributed net investment income and accumulated net realized loss as follows:

Increase (Decrease)
Paid-in-Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$ 1	$ (129,147)	$ 129,146

As of September 30, 2015, the components of accumulated earnings on a tax basis were as follows:

Undistributed Ordinary Income	$165,372
Undistributed Long-term Gains	—
Tax Accumulated Earnings	165,372
Accumulated Capital and Other Losses	$(519,397)
Unrealized Appreciation on Investments	15,282,825
Total Accumulated Earnings	$14,928,800

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2015

As of September 30, 2015, the Fund had a net short-term non-expiring capital loss carryover of $519,397. Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

The tax character of distributions paid during the fiscal years ended September 30, 2015 and September 30, 2014 were as follows:

	September 30, 2015	September 30, 2014
Distributions Paid From:
Ordinary Income	$1,678,990	$3,018,547
Long-term Capital Gains	412,413	1,380,642
Total Distributions	$2,091,403	$4,399,189

5. Investment Transactions

For the year ended September 30, 2015, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$ 94,883,109	$ 60,943,669

6. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7. Recently Issued Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

8. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Vericimetry U.S. Small Cap Value Fund and
Board of Trustees of Vericimetry Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vericimetry Funds comprising Vericimetry U.S. Small Cap Value Fund (the “Fund”) as of September 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian and brokers or by other auditing procedures as appropriate in the circumstances. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Vericimetry U.S. Small Cap Value Fund as of September 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
November 24, 2015

Vericimetry Funds

EXPENSE EXAMPLE
For the Six Months Ended September 30, 2015 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 through September 30, 2015 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value April 1, 2015	Ending account value September 30, 2015	Expenses paid during the period ended September 30, 2015*
Actual Example	$1,000.00	$900.50	$2.86
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,021.99	3.04

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).

Vericimetry Funds

OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Tax Information

For Federal income tax purposes, the Fund designates long-term capital gain dividends of $412,413 for the year ended September 30, 2015.

For the year ended September 30, 2015, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended September 30, 2015, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

Vericimetry Funds

TRUSTEES AND OFFICERS
September 30, 2015 (Unaudited)

Interested Trustee and Officer
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Glenn S. Freed, Ph.D.(2) 790 E. Colorado Blvd., 9th Floor Pasadena, CA 91101 Age: 53	Chairman, President, Treasurer, Secretary & Trustee	Treasurer and Secretary since July 2013; Other Positions since Trust inception	Co-Chief Executive Officer, Vericimetry Advisors LLC, 2011 – present; Vice President, Dimensional Fund Advisors LP, 2001 – 2010.	1	None
Independent Trustees
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Kenneth A. Merchant, Ph.D. 790 E. Colorado Blvd., 9th Floor Pasadena, CA 91101 Age: 68	Trustee	Since the Trust’s inception	Deloitte & Touche LLP Chair of Accountancy, 1997 – present; Professor, Leventhal School of Accounting, Marshall School of Business, University of Southern California, 1990 – present.	1	None
Brian K. Wing 790 E. Colorado Blvd., 9th Floor Pasadena, CA 91101 Age: 46	Trustee	Since August 2013	Chief Financial Officer, eRecycling Corps, Irving, Texas, 2013 – present; Chief Financial Officer, Treasurer and Senior Vice President (Operations), Consolidated Electrical Distributors, Inc., Irving, Texas, 2009 – 2013.	1	None

(1)

Each Trustee holds office for an indefinite term until his successor is elected and qualified. Each Officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

(2)	Mr. Freed is considered an Interested Trustee of the Trust, within the meaning of the 1940 Act, because of his affiliation with Vericimetry Advisors LLC, investment adviser to the Fund.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-755-7550 or visit www.vericimetryfunds.com.

Vericimetry Funds

TRUSTEES AND OFFICERS (Continued)
September 30, 2015 (Unaudited)

Officer
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen
Christopher Thomas 790 E. Colorado Blvd., 9th Floor Pasadena, CA 91101 Age: 58	Chief Compliance Officer	Since September, 2014.	Chief Compliance Officer (2014 – present); Chief Compliance Officer, First Pacific Advisors, LLC, (2005 – 2014), Vice President, Controller, Fund Assistant Treasurer, First Pacific Advisors, LLC, (1995 – 2005).	1

(1)

Each Trustee holds office for an indefinite term until his successor is elected and qualified. Each Officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-755-7550 or visit www.vericimetryfunds.com.

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Vericimetry U.S. Small Cap Value Fund

UMB Distribution Services, LLC, Distributor

P.O. Box 2175, Milwaukee, WI 53201-2175

www.vericimetryfunds.com

Item 2.  Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

There have been no amendments to the registrant’s Sarbanes Oxley Code of Ethics during the reporting period for this Form N-CSR.  However in November 2013, the registrant’s Sarbanes Oxley Code of Ethics was amended to reflect a change in officers for the Trust.  A copy of the amended code of ethics is attached hereto as Exhibit (a). There have also been no waivers granted by the Registrant to individuals covered by the Registrant’s Code of Ethics during the reporting period for this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Mr. Kenneth Merchant is an audit committee financial expert serving on its audit committee and that Mr. Merchant is independent.

Item 4.  Principal Accountant Fees and Services

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014
Audit Fees	$13,500	$13,500
Audit-Related Fees	$0	$0
Tax Fees	$2,500	$2,500
All Other Fees	$0	$0

The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.  For the year ended September 30, 2015, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date:	December 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date:	December 3, 2015